Employee Share Schemes - Summary of Valuation Model Used to Valuing Saving - Related Option to Arrive at the Share Based Payment Charge (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Options and Savings-Related Options [member]
Disclosure of share options and savings related options [line items]
Savings-related options grant price discount	20.00%	20.00%	20.00%